Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Assets Current [Abstract]
Clinical trial expenses	$ 500
Financing costs			$ 70
Insurance premiums	54	$ 140	421
Security deposit	50	51	50
Income tax and VAT receivable	33	579	29
Other	227	128	130
Total prepaid expenses and other current assets	$ 864	$ 898	$ 700